Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2017
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 12: -	RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company, which as of December 31, 2017, have joint ownership of approximately 25% in the Company’s equity, are also principal shareholders of affiliates known as the RAD-BYNET Group.

1.	The Company was a party to a distribution agreement with Bynet Electronics Ltd. (“BYNET”), a related party, giving BYNET the exclusive right to distribute the Company’s products in Israel.

Revenues related to this distribution agreement are included in Note 12f below as “revenues”. No revenues from such distribution agreement were recorded during the year ended December 31, 2017 and 2016. For the year ended December 31, 2015, revenues aggregated a total amount of $62.

2.	The Company is a party to a reseller agreement with Allot Communications Inc, (“Allot”), a company to which the Company’s controlling shareholder is an interested party, giving Allot the right to distribute the Company’s products.

Revenues related to this reseller agreement are included in Note 12f below as “revenues”. For the years ended December 31, 2017, 2016 and 2015, revenues aggregated a total amount of $31, $139 and $107, respectively.

3.	Certain premises occupied by the Company and its U.S. subsidiary are rented from related parties (see also Note 8b). The U.S. subsidiary also sub-leases certain premises to a related party. The aggregate net amounts of lease and maintenance expenses were $807, $604 and $411 in 2017, 2016 and 2015, respectively. Such amounts expensed by the Company are disclosed in Note 12f below as part of “Expenses”.

4.	Certain entities within the RAD-BYNET Group provide the Company and its U.S. subsidiary with administrative and IT services. Such amounts expensed by the Company are disclosed in Note 12f below as part of “Expenses” and “Capital expenses”.

5.	During 2016, the Company renovated its Israeli located offices. The lessor, which is considered a related party, committed to participate in the renovation and reimburse expenses of up to $730. As of December 31, 2016, there is a balance to receive related to such renovation and reimbursed expenses of $585 which is disclosed in Note 12e below as part of “Other accounts receivable and prepaid expenses”.

b.	The Company’s executive chairman of the Board (the “Executive Chairman”) since September 10, 2015 is, among other things, also the life partner of the Company’s former chairman of the Board, a currently serving director and a controlling shareholder of the Company. The Executive Chairman is entitled to a fixed monthly salary. During the years ended December 2017 and 2016 and the period since September 10, 2015 to December 31, 2015 the Company recorded salary expenses with respect to the Executive Chairman in the amount of $183, $180 and $30, respectively.

In addition, during 2015 and before such nomination the Company recorded expenses in the amount of $24 per a then effective consultant agreement which was terminated on September 10, 2015.

c.	Since 2015, the Company entered several agreements with Amdocs to sell its solution, pursuant to which the Company recorded revenues in the amount of $24,528 and $18,322, out of which an amount of $24,528 and $18,310 related to the AT&T Engagement and its related agreements during the years ended December 31, 2017 and 2016, respectively (See also Note 1b). The Company’s controlling shareholder and director serves as a director in Amdocs.

d.	As described in Note 10b1, on May 25, 2016, the Company closed its follow-on public offering at a price of $11.00 per share, pursuant to which an aggregate net amount of $21,279 was raised. The Company’s controlling shareholder and director invested $2,200 for the purchase of 200,000 Ordinary Shares in such public offering.

e.	Balances with related parties:

	December 31,
	2017	2016
Assets:

Trade receivables, net	$14,329	$952
Other accounts receivable and prepaid expenses	$2	$588

Liabilities:

Trade payables	$63	$169
Other accounts payables and accrued expenses	$140	$92
Advances from customers	$-	$1,880

f.	Transactions with related parties:

	Year ended December 31,
	2017	2016	2015

Revenues	$24,559	$18,461	$169

Expenses:

Cost of revenues	$201	$210	$42

Operating expenses:

Research and development, net	$371	$224	$244
Sales and marketing, net	$217	$142	$118
General and administrative	$293	$250	$93

Capital expenses	$9	$21	$-